UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2011

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 116.2% (83.4% of Total Investments) (4)
	Aerospace & Defense – 0.2% (0.2% of Total Investments)
$407	DAE Aviation Holdings, Inc., Term Loan B-1	5.430%	7/31/14	B	$ 395,825
393	DAE Aviation Holdings, Inc., Term Loan B-2	5.430%	7/31/14	B	381,836
800	Total Aerospace & Defense				777,661
	Airlines – 1.4% (1.0% of Total Investments)
2,000	Delta Air Lines, Inc. Revolving Loan, Delayed Draw, (7), (14)	0.750%	3/28/13	Ba2	(121,250)
5,129	United Air Lines Inc., Delayed Draw Term Loan	2.250%	2/01/14	BB-	4,981,128
7,129	Total Airlines				4,859,878
	Auto Components – 3.7% (2.6% of Total Investments)
889	Autoparts Holdings Limited, Second Lien Term Loan	10.500%	1/29/18	B-	871,111
8,313	Federal Mogul Corporation, Term Loan A	2.178%	12/29/14	Ba3	7,881,910
4,242	Federal-Mogul Corporation, Term Loan B	2.178%	12/28/15	Ba3	4,022,172
13,444	Total Auto Components				12,775,193
	Automobiles – 0.4% (0.3% of Total Investments)
1,493	Chrysler Group LLC Term Loan	6.000%	5/24/17	BB	1,414,454
	Biotechnology – 2.8% (2.0% of Total Investments)
2,083	Alkermes Inc., First Lien Term Loan	6.750%	9/16/17	BB	2,078,125
1,000	Alkermes Inc., Second Lien Term Loan	9.500%	9/16/18	B	990,000
3,485	Carestream Health Inc, Term Loan B	5.000%	2/25/17	BB-	3,137,067
3,591	Grifols SA, Term Loan	6.000%	6/01/17	BB	3,606,711
10,159	Total Biotechnology				9,811,903
	Building Products – 1.4% (1.0% of Total Investments)
1,816	Goodman Global Holdings, Term Loan B	5.750%	10/28/16	B+	1,818,950
3,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	3,020,625
4,816	Total Building Products				4,839,575
	Capital Markets – 1.1% (0.8% of Total Investments)
699	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	704,819
293	BNY Convergex Group, Incremental Term Loan	5.250%	12/19/16	B+	295,745
2,918	Citco Group Term Loan	6.250%	6/29/18	BB-	2,837,451
3,910	Total Capital Markets				3,838,015
	Chemicals – 2.7% (2.0% of Total Investments)
500	Ashland Inc., Term Loan B	3.750%	8/23/18	Baa3	502,916
605	Hexion Specialty Chemicals, Inc., Term Loan C4	4.125%	5/05/15	Ba3	578,470
1,423	Hexion Specialty Chemicals, Term Loan C1	4.000%	5/05/15	Ba3	1,361,187
1,946	Ineos Group Holdings PLC, Term Loan C, DD1	8.000%	12/16/14	Ba3	2,002,164
1,885	Ineos US Finance LLC, Tranche B2, DD1	7.500%	12/16/13	Ba3	1,939,130
2,134	Styron Corporation, Term Loan B	6.000%	8/02/17	B+	1,961,831
1,221	Univar, Inc., Term Loan B	5.000%	6/30/17	B	1,196,225
9,714	Total Chemicals				9,541,923
	Commercial Banks – 0.3% (0.2% of Total Investments)
998	SourceCorp First Lien Term Loan	6.625%	4/28/17	B+	847,875
	Commercial Services & Supplies – 0.9% (0.6% of Total Investments)
2,749	Ceridian Corporation, Term Loan, WI/DD	TBD	TBD	B1	2,517,995
45	ServiceMaster Company, Delayed Draw Term Loan	2.750%	7/24/14	B+	43,321
454	ServiceMaster Company, Term Loan B	2.760%	7/24/14	B+	435,014
3,248	Total Commercial Services & Supplies				2,996,330
	Communications Equipment – 2.9% (2.1% of Total Investments)
8,821	Avaya Inc., Term Loan	3.064%	10/27/14	B1	8,431,204
904	Avaya Inc., Term Loan B3	4.814%	10/26/17	B1	833,741
872	Telcordia Technologies Inc Term Loan	6.750%	4/30/16	B+	867,560
10,597	Total Communications Equipment				10,132,505
	Consumer Finance – 0.5% (0.3% of Total Investments)
1,750	Springleaf Finance Corporation, Term Loan	5.500%	5/10/17	B+	1,611,824
	Containers & Packaging – 0.7% (0.5% of Total Investments)
2,494	Sealed Air Corporation, Term Loan B	4.750%	10/03/18	Ba1	2,522,323
	Diversified Consumer Services – 4.1% (2.9% of Total Investments)
481	Advantage Sales and Marketing LLC, Term Loan	5.250%	12/18/17	B+	474,075
4,287	Brickman Group, Term Loan B, DD1	7.250%	10/14/16	B+	4,286,500
4,908	Laureate Education, Inc., Delayed Term Loan	5.250%	6/16/18	B1	4,607,375
5,607	Thomson Learning Center, Term Loan	2.500%	7/03/14	B+	4,837,938
15,283	Total Diversified Consumer Services				14,205,888
	Diversified Financial Services – 1.1% (0.8% of Total Investments)
1,689	FoxCo Acquisition LLC, Term Loan B	4.750%	7/14/15	B+	1,646,955
2,143	UPC Financing Partnership, Term Loan AB, WI/DD	TBD	TBD	Ba3	2,126,786
3,832	Total Diversified Financial Services				3,773,741
	Diversified Telecommunication Services – 3.2% (2.3% of Total Investments)
3,000	CCO Holdings LLC, Third Lien Term Loan	2.746%	3/06/14	BB+	2,921,250
2,000	Intelsat Term Loan	2.905%	2/01/14	B	1,915,000
4,533	Level 3 Financing, Inc., Term Loan	2.648%	3/13/14	Ba3	4,423,776
1,987	WideOpenWest LLC, Term Loan	2.745%	6/30/14	B1	1,901,124
11,520	Total Diversified Telecommunication Services				11,161,150
	Electric Utilities – 0.4% (0.3% of Total Investments)
2,022	Texas Competitive Electric Holdings Company LLC., Series B	3.760%	10/10/14	B2	1,524,141
	Electrical Equipment – 0.7% (0.5% of Total Investments)
2,500	Sensus Metering Systems Inc., Second Lien Term Loan	8.500%	5/09/18	B-	2,425,000
	Electronic Equipment & Instruments – 0.9% (0.7% of Total Investments)
3,500	Smart Modular Technologies Term Loan B	8.250%	8/26/17	B+	3,185,000
	Energy Equipment & Services – 0.6% (0.5% of Total Investments)
2,217	Gibson Energy Inc., First Lien Term Loan	5.750%	6/15/18	BB-	2,222,208
	Food & Staples Retailing – 5.9% (4.3% of Total Investments)
10,400	Reynolds Group Term Loan A	6.500%	8/09/18	BB-	10,375,082
11,092	US Foodservice, Term Loan B	2.748%	7/03/14	B	10,323,419
21,492	Total Food & Staples Retailing				20,698,501
	Food Products – 1.5% (1.1% of Total Investments)
1,000	Great Atlantic & Pacific Tea Company Inc., DIP Term Loan	8.750%	6/14/12	BB-	1,005,000
2,970	Pierre Foods Inc., Term Loan	7.000%	9/30/16	B+	2,948,963
1,332	Pinnacle Foods Term Loan D	6.000%	4/02/14	Ba3	1,347,742
5,302	Total Food Products				5,301,705
	Health Care Equipment & Supplies – 2.3% (1.6% of Total Investments)
234	Fenwal Inc., Delayed Draw Term Loan	2.573%	2/28/14	B	218,091
743	Fenwal Inc., Term Loan	2.573%	2/28/14	B	692,119
7,000	Kinetic Concepts, Inc., Term Loan B	7.000%	10/20/18	Ba2	7,027,888
7,977	Total Health Care Equipment & Supplies				7,938,098
	Health Care Providers & Services – 7.2% (5.1% of Total Investments)
833	Gentiva Term Loan B	4.750%	8/17/16	Ba3	747,356
7,830	Golden Gate National Senior Care LLC, Term Loan	5.000%	5/04/18	B+	7,157,842
256	HCA, Term Loan B	3.619%	3/31/17	BB	248,737
1,126	Healthspring Inc Term Loan	6.000%	10/21/16	BB-	1,120,047
2,743	Kindred Healthcare Inc., Term Loan	5.250%	6/01/18	Ba3	2,564,822
517	LifeCare Holdings Inc, Term Loan B	8.148%	2/01/16	Caa1	492,577
93	LifeCare Holdings New Term Loan	13.651%	2/01/16	Caa1	88,883
1,870	MultiPlan, Inc., Term Loan	4.750%	8/26/17	Ba3	1,814,405
3,731	National Mentor Inc., Series 144A	7.000%	2/09/17	B+	3,451,406
893	Renal Advantage Inc, Term Loan B	5.750%	12/17/16	Ba3	894,367
4,239	Select Medical Holdings Corporation, Term Loan B, DD1	5.500%	6/01/18	BB-	3,942,619
1,470	Skilled Healthcare Group Inc., Term Loan	5.250%	4/09/16	B+	1,384,450
1,452	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,111,120
6	Vanguard Health Systems Inc., Term Loan	5.000%	1/29/16	Ba2	5,921
27,059	Total Health Care Providers & Services				25,024,552
	Health Care Technology – 1.7% (1.2% of Total Investments)
5,667	Emdeon Business Services Loan, WI/DD	TBD	TBD	Ba3	5,710,941
	Hotels, Restaurants & Leisure – 5.4% (3.9% of Total Investments)
2,963	24 Hour Fitness Worldwide, Inc., Term Loan B	6.750%	4/22/16	Ba3	2,886,586
1,400	Caesars Octavius Term Loan B	9.250%	4/25/17	B	1,365,000
1,539	CCM Merger Inc., Term Loan B	7.000%	3/01/17	B+	1,532,892
1,500	Harrah’s Entertainment Inc., Term Loan B1	3.418%	1/28/15	B	1,328,840
2,000	Harrah’s Operating Company, Inc., Term Loan B2	3.358%	1/28/15	B	1,767,500
1,965	Harrah’s Operating Company, Term Loan B3	3.417%	1/28/15	B	1,739,054
2,542	Orbitz Worldwide, Inc., Term Loan	3.309%	7/25/14	B+	2,212,867
130	OSI Restaurant Partners, Inc., Term Loan	3.158%	6/14/13	B+	124,535
964	OSI Restaurant Partners, Inc., Term Loan	2.563%	6/14/14	B+	922,749
1,011	Reynolds Group Holdings Limited, Term Loan E	6.500%	2/09/18	BB	1,010,120
1,909	Seaworld Parks and Entertainment, Term Loan B	4.000%	8/17/17	BB+	1,899,036
2,243	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	CCC	2,119,744
20,166	Total Hotels, Restaurants & Leisure				18,908,923
	Household Durables – 1.8% (1.3% of Total Investments)
2,500	GRD Holding III Corporation, Term Loan, WI/DD	TBD	TBD	B+	2,250,000
4,017	Spectrum Brands, Term Loan	5.001%	6/17/16	B1	4,012,309
6,517	Total Household Durables				6,262,309
	Household Products – 1.9% (1.4% of Total Investments)
6,946	Visant Holding Corporation, Term Loan	5.250%	12/22/16	BB-	6,607,017
	Industrial Conglomerates – 1.1% (0.8% of Total Investments)
920	Evertec Inc., Term Loan B	5.250%	9/30/16	BB-	915,160
1,013	Presidio Inc., Term Loan B	7.250%	3/31/17	Ba3	998,134
1,985	U.S. Foodservice Inc., Term Loan, First Lien	5.750%	3/31/17	B-	1,878,318
3,918	Total Industrial Conglomerates				3,791,612
	Internet Software & Services – 5.5% (4.0% of Total Investments)
6,800	Go Daddy Group Inc, First Lien Term Loan, WI/DD	TBD	TBD	Ba3	6,804,255
752	Open Solutions Inc., Convertible Bonds	2.545%	1/23/14	BB-	649,344
3,810	Sabre, Inc., Term Loan	2.297%	9/30/14	B1	3,352,118
2,000	San Juan Cable LLC, Second Lien Term Loan	10.000%	6/09/18	CCC+	1,950,000
2,935	SkillSoft PLC Term Loan	6.500%	5/26/17	BB-	2,935,159
4,000	Web.com, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	3,592,500
20,297	Total Internet Software & Services				19,283,376
	IT Services – 10.1% (7.2% of Total Investments)
3,000	Attachmate Corporation, First Lien Term Loan	6.500%	4/27/17	BB-	2,936,250
800	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	764,000
5,202	First Data Corporation, Term Loan B-1	2.995%	9/24/14	B+	4,820,108
1,906	First Data Corporation, Term Loan B-1	4.245%	3/26/18	B+	1,656,404
86	First Data Corporation, Term Loan B-2	2.995%	9/24/14	B+	79,358
4,159	First Data Corporation, Term Loan B-2	2.995%	9/24/14	B+	3,854,710
5,953	Frac Tech INternational LLC, Term Loan B	6.250%	5/06/16	B+	5,930,479
6,230	Infor Global Payment-in-Kind Term Loan	8.260%	9/02/14	B-	3,540,496
1,467	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.496%	3/02/14	CCC+	1,210,000
529	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.000%	7/28/15	B+	500,722
1,007	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.000%	7/28/15	B+	968,292
2,533	Infor Global Solutions, Second Lien Term Loan B1	6.496%	3/02/14	CCC+	2,064,667
1,988	Infor Global Solutions, Term Loan B2	7.250%	7/28/15	B+	1,799,172
3,250	SRA International Inc., Term Loan B	6.500%	7/20/18	B1	3,088,855
1,900	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	BBB-	1,876,250
40,010	Total IT Services				35,089,763
	Leisure Equipment & Products – 2.5% (1.8% of Total Investments)
4,483	Academy Limited, Term Loan	6.000%	8/03/18	B	4,453,443
2,579	Bombardier Recreational Products, Inc., Term Loan	2.899%	6/28/13	B2	2,507,986
1,842	Wembley PLC Term Loan B	8.500%	11/05/15	BB	1,825,611
8,904	Total Leisure Equipment & Products				8,787,040
	Media – 8.1% (5.8% of Total Investments)
4,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/16/18	Ba2	3,960,000
3,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	2,955,000
1,615	Filmyard Productions, Term Loan	7.750%	6/22/16	Ba2	1,614,872
1,171	Gray Television, Inc., Term Loan B	3.740%	12/31/14	B	1,148,130
2,882	HIT Entertainment, Inc., Term Loan	5.514%	6/01/12	B2	2,860,640
1,627	Idearc, Inc., Term Loan	11.000%	12/31/15	B-	736,421
2,932	Spanish Broadcasting System, Inc., Term Loan B	2.000%	6/11/12	B-	2,638,866
2,513	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	1,594,041
10,758	Univision Communications, Inc., Term Loan	4.496%	3/31/17	B+	9,780,622
3,159	Yell Group PLC, Term Loan	3.996%	7/31/14	N/R	936,562
33,657	Total Media				28,225,154
	Metals & Mining – 0.2% (0.2% of Total Investments)
760	Fairmount Minerals Limited, Term Loan B	5.250%	3/15/17	BB-	758,100
	Multiline Retail – 0.3% (0.2% of Total Investments)
998	Bass Pro Group, Term Loan B	5.250%	6/13/17	BB-	980,044
	Oil, Gas & Consumable Fuels – 3.4% (2.4% of Total Investments)
662	Alon Term Loan	2.557%	8/05/13	B+	601,992
5,292	Alon Term Loan	2.549%	8/05/13	B+	4,815,808
1,018	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	1,030,263
2,902	CCS Income Trust, Term Loan	3.369%	11/14/14	B	2,649,898
2,628	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	2,642,994
12,502	Total Oil, Gas & Consumable Fuels				11,740,955
	Paper & Forest Products – 2.4% (1.7% of Total Investments)
3,651	Newark Group DIP Term Loan	12.500%	3/31/14	N/R	3,742,010
5,079	Wilton Products, Term Loan	3.546%	8/01/14	N/R	4,758,065
8,730	Total Paper & Forest Products				8,500,075
	Pharmaceuticals – 4.0% (2.9% of Total Investments)
1,985	BOC Edwards Term Loan B	5.500%	5/31/16	B+	1,864,246
2,223	Convatec Healthcare Term Loan B	5.750%	12/30/16	Ba3	2,173,178
3,125	Graceway Pharmaceuticals Inc, Second Lien Term Loan, (5)	0.000%	5/03/13	D	64,453
1,894	Graceway Pharmaceuticals Inc, Term Loan, (5)	7.000%	5/03/12	D	1,119,601
3,990	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	3,955,088
2,224	Warner Chilcott PLC, Term Loan B1	4.250%	3/17/18	BBB-	2,211,186
1,112	Warner Chilcott PLC, Term Loan B2	4.250%	3/17/18	BBB-	1,105,593
1,529	Warner Chilcott PLC, Term Loan B3	4.250%	3/17/18	BBB-	1,520,190
18,082	Total Pharmaceuticals				14,013,535
	Real Estate Investment Trust – 2.6% (1.9% of Total Investments)
5,465	Istar Financial Inc., Term Loan A2	5.000%	6/28/13	BB-	5,431,878
1,350	Walter Investment Management Corporation, Second Lien Term Loan	7.750%	6/30/16	B+	1,350,000
2,250	Walter Investment Management First Lien Term Loan	12.500%	12/30/16	B-	2,238,750
9,065	Total Real Estate Investment Trust				9,020,628
	Real Estate Management & Development – 3.8% (2.7% of Total Investments)
8,776	Capital Automotive LP, Term Loan B	5.000%	3/11/17	Ba3	8,666,602
1,413	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,412,500
3,457	Realogy Corporation, Delayed Term Loan	4.522%	10/10/16	B1	3,039,240
13,646	Total Real Estate Management & Development				13,118,342
	Road & Rail – 2.4% (1.7% of Total Investments)
515	Avis Budget Car Rental Term Loan	5.750%	4/19/14	Ba1	517,296
7,805	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	7,831,599
8,320	Total Road & Rail				8,348,895
	Semiconductors & Equipment – 1.1% (0.8% of Total Investments)
2,980	NXP Term Loan	4.500%	3/04/17	B2	2,875,712
1,108	Spansion Inc., Term Loan	4.750%	2/09/15	BB+	1,088,260
4,088	Total Semiconductors & Equipment				3,963,972
	Software – 3.4% (2.4% of Total Investments)
7,000	Blackboard Inc., First Lien Term Loan, DD1	7.500%	9/23/18	B+	6,770,750
3,720	IPC Systems, Inc., Term Loan, First Lien	2.619%	6/02/14	B1	3,394,947
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.619%	6/01/15	CCC	1,710,000
12,720	Total Software				11,875,697
	Specialty Retail – 3.8% (2.7% of Total Investments)
3,703	Burlington Coat Factory Warehouse Corporation, Term Loan	6.250%	2/23/17	B-	3,630,385
825	Claires Stores, Term Loan	3.027%	5/29/14	B	732,445
2,902	Jo-Ann Stores Inc., Term Loan B	4.750%	3/16/18	B+	2,800,511
3,569	Toys “R” Us - Delaware Inc., Term Loan	6.000%	9/01/16	BB-	3,524,738
2,633	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	BB-	2,569,759
13,632	Total Specialty Retail				13,257,838
	Wireless Telecommunication Services – 3.8% (2.7% of Total Investments)
4,745	Asurion Corporation, Term Loan	5.500%	5/24/18	Ba3	4,697,462
10,564	Clear Channel Communications Inc., Term Loan B	3.896%	1/29/16	CCC+	8,373,438
15,309	Total Wireless Telecommunication Services				13,070,900
$437,190	Total Variable Rate Senior Loan Interests (cost $410,081,037)				404,744,559

Shares	Description (1)				Value
	Common Stocks – 2.0% (1.4% of Total Investments)
	Building Products – 0.9% (0.7% of Total Investments)
124,402	Masonite Worldwide Holdings, (8)				$ 3,358,854
	Hotels, Restaurants & Leisure – 0.1% (0.0% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (8)				238,234
	Media – 1.0% (0.7% of Total Investments)
193,006	Metro-Goldwyn-Mayer, (6), (8)				3,377,605
	Total Common Stocks (cost $17,576,821)				6,974,693

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)
	Communications Equipment – 0.4% (0.3% of Total Investments)
$550	Nortel Networks Corp., (5), (13)	1.750%	4/15/12	N/R	$ 530,750
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	D	965,000
1,550	Total Communications Equipment				1,495,750
$1,550	Total Convertible Bonds (cost $1,304,590)				1,495,750

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 13.3% (9.6% of Total Investments)
	Auto Components – 0.4% (0.3% of Total Investments)
$1,500	Sunstate Equipment Company LLC, 144A	12.000%	6/15/16	CCC+	$ 1,440,000
	Commercial Services & Supplies – 0.1% (0.1% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	425,000
	Communications Equipment – 1.1% (0.8% of Total Investments)
2,500	Avaya Inc.	9.750%	11/01/15	CCC+	2,212,500
1,000	Nortel Networks Limited, (5)	0.000%	7/15/13	N/R	1,027,500
450	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	496,125
3,950	Total Communications Equipment				3,736,125
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
750	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	750,000
750	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	750,000
1,500	Total Diversified Telecommunication Services				1,500,000
	Health Care Equipment & Supplies – 1.5% (1.1% of Total Investments)
2,450	Chiron Merger Sub Inc., 144A, WI/DD	10.500%	11/01/18	B	2,477,563
2,500	Merge Healthcare Inc.	11.750%	5/01/15	B+	2,625,000
4,950	Total Health Care Equipment & Supplies				5,102,563
	Health Care Providers & Services – 2.4% (1.7% of Total Investments)
2,000	Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	2,000,000
2,750	HCA Inc.	8.500%	4/15/19	BB	3,025,000
1,000	LifeCare Holdings Inc.	9.250%	8/15/13	Caa3	775,000
396	Select Medical Corporation	7.625%	2/01/15	CCC+	368,280
2,500	Select Medical Corporation	6.267%	9/15/15	CCC+	2,137,500
8,646	Total Health Care Providers & Services				8,305,780
	Household Products – 0.9% (0.6% of Total Investments)
2,750	Sprectum Brands Inc.	9.500%	6/15/18	B1	3,052,500
	IT Services – 1.5% (1.1% of Total Investments)
4,000	First Data Corporation, 144A	7.375%	6/15/19	B+	3,960,000
1,228	First Data Corporation	10.550%	9/24/15	B-	1,191,439
5,228	Total IT Services				5,151,439
	Machinery – 0.5% (0.3% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,700,000
	Media – 2.3% (1.6% of Total Investments)
3,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	2,370,000
3,750	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	2,737,500
3,600	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,764,000
855	Readers Digest Association	9.500%	2/15/17	B3	684,000
400	WM Finance Corporation, 144A	11.500%	10/01/18	B-	399,000
11,605	Total Media				7,954,500
	Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)
1,400	Western Refining Inc., 144A	10.750%	6/15/14	B	1,477,000
	Pharmaceuticals – 0.8% (0.6% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB	1,980,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB	985,000
3,000	Total Pharmaceuticals				2,965,000
	Road & Rail – 0.5% (0.4% of Total Investments)
2,000	Avis Budget Car Rental	2.786%	5/15/14	B	1,870,000
	Software – 0.2% (0.2% of Total Investments)
850	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	816,000
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
1,000	Sprint Nextel Corporation	8.375%	8/15/17	BB-	920,000
$50,879	Total Corporate Bonds (cost $45,680,174)				46,415,907

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 0.8% (0.6% of Total Investments)
$2,000	BlueMountain Collateralized Loan Obligations Limited, Securitized Senior Secured Loan Revolving Pool, Series 2011-1, 144A	6.201%	8/16/22	BB	$ 1,652,366
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A, WI/DD	1.000%	11/22/22	N/R	1,219,380
$3,500	Total Asset-Backed Securities (cost $3,025,948)				2,871,746

Shares	Description (1)				Value
	Warrants – 0.1% (0.1% of Total Investments)
152,246	Cumulus Media Inc.				$ 456,738
	Total Warrants (cost $438,469)				456,738

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 6.4% (4.6% of Total Investments)
$22,485	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $22,485,424, collateralized by $22,710,000 U.S. Treasury Notes, 0.750%, due 8/15/13, value $22,937,100		0.010%	11/01/11	$ 22,485,418
	Total Short-Term Investments (cost $22,485,418)				22,485,418
	Total Investments (cost $500,592,457) – 139.2%				485,444,811
	Borrowings – (34.4)% (9), (10)				(120,000,000)
	Other Assets Less Liabilities – (4.8)% (11)				(16,760,390)
	Net Assets Applicable to Common Shares – 100%				$ 348,684,421

Investments in Derivatives at October 31, 2011:

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive			Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date (12)	Date	(Depreciation)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	0.344%	Monthly	4/20/11	4/20/12	$ (7,575)
Goldman Sachs	29,317,500	Receive	1-Month USD-LIBOR	1.300	Monthly	4/20/11	4/20/14	(602,902)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/11	4/20/16	(1,514,707)
								$(2,125,184)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests		$ —	$404,744,559	$ —	$404,744,559
Common Stocks*		—	6,974,693	—	6,974,693
Convertible Bonds		—	1,495,750	—	1,495,750
Corporate Bonds		—	46,415,907	—	46,415,907
Asset-Backed Securities		—	2,871,746	—	2,871,746
Warrants		—	456,738	—	456,738
Short-Term Investments		—	22,485,418	—	22,485,418
Derivatives:
Interest Rate Swaps**		—	(2,125,184)	—	(2,125,184)
Total		$ —	$483,319,627	$ —	$483,319,627

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Net unrealized appreciation on interest rate swaps*	$—	Net unrealized depreciation on interest rate swaps*	$2,125,184

*    Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $500,964,695.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 10,894,009
Depreciation					(26,413,893)
Net unrealized appreciation (depreciation) of investments					$ (15,519,884)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2011.
(8)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(9)	Borrowings as a percentage of Total Investments is 24.7%.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(11)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at October 31, 2011.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(13)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(14)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at October 31, 2011. At October 31, 2011, the Fund had unfunded Senior Loan commitments of $2,000,000.
N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2011